Fair value of financial instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financial assets:
Instruments with carrying value that approximates fair value (carrying value)	$ 881,573		$ 746,006
Securities held-to-maturity (carrying value)	33,759		34,113
Loans, net (carrying value)	6,068,879	[1]	5,635,480	[2]
Instruments with carrying value that approximates fair value (Fair value)	881,573		746,006
Securities held-to-maturity (Fair value)	33,634		34,149
Loans, net (Fair value)	6,264,624	[1]	5,784,172	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (carrying value)	2,662,412		2,494,734
Short-term borrowings and debt (carrying value)	2,705,365		1,449,023
Long-term borrowings and debt (carrying value)	1,153,871		1,905,540
Commitments to extend credit, standby letters of credit, and financial guarantees written (carrying value)	6,827		5,781
Instruments with carrying value that approximates fair value (Fair value)	2,662,609		2,494,824
Short-term borrowings and debt (Fair value)	2,711,936		1,453,159
Long-term borrowings and debt (Fair value)	1,180,877		1,922,544
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	5,365		4,841
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Securities held-to-maturity (Fair value)	17,010		19,444
Loans, net (Fair value)	0	[1]	0	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Short-term borrowings and debt (Fair value)	0		0
Long-term borrowings and debt (Fair value)	0		0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0		0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	881,573		746,006
Securities held-to-maturity (Fair value)	16,624		14,705
Loans, net (Fair value)	6,264,624	[1]	5,784,172	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	2,662,609		2,494,824
Short-term borrowings and debt (Fair value)	2,711,936		1,453,159
Long-term borrowings and debt (Fair value)	1,180,877		1,922,544
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0		4,841
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Securities held-to-maturity (Fair value)	0		0
Loans, net (Fair value)	0	[1]	0	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Short-term borrowings and debt (Fair value)	0		0
Long-term borrowings and debt (Fair value)	0		0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	$ 5,365		$ 0

[1]	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.
[2]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million and unearned income and deferred fees of $7.1 million for December 31, 2012.